Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                  July 16, 2014



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisors Disciplined Trust 1259
                       (File No. 333-195291) (CIK 1604996)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on July 15, 2014.

                                Very truly yours,

                                Advisors Disciplined Trust 1259

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President